SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Principal Amount	Value	Principal Amount		Value
Asset-Backed Securities—14.8%			Auto Loans/Leases (Continued)
Auto Loans/Leases—10.9%			Exeter Automobile Receivables Trust: (Continued)
American Credit Acceptance Receivables Trust:			Series 2019-1A,Cl. D, 4.13%, 12/16/24[1]	$260,000	$ 270,216
Series 2017-4,Cl. C, 2.94%, 1/10/24[1]	$134,234	$ 134,475	Series 2019-2A,Cl. C, 3.30%, 3/15/24[1]	317,000	322,670
Series 2017-4,Cl. D, 3.57%, 1/10/24[1]	227,000	229,937	Flagship Credit Auto Trust, Series 2016-1, Cl. C,
Series 2018-2,Cl. C, 3.70%, 7/10/24[1]	255,000	257,327	6.22%, 6/15/22[1]	345,000	356,537
Series 2018-3,Cl. B, 3.49%, 6/13/22[1]	80,000	80,265	GLS Auto Receivables Trust, Series 2018-1A,
Series 2018-3,Cl. D, 4.14%, 10/15/24[1]	25,000	25,620	Cl. A, 2.82%, 7/15/22[1]	127,179	127,543
Series 2018-4,Cl. C, 3.97%, 1/13/25[1]	180,000	183,062	GM Financial Automobile Leasing Trust:
Series 2019-2,Cl. D, 3.41%, 6/12/25[1]	145,000	147,189	Series 2017-3,Cl. C, 2.73%, 9/20/21	120,000	120,134
Series 2019-3,Cl. C, 2.76%, 9/12/25[1]	160,000	161,015	Series 2018-2,Cl. C, 3.50%, 4/20/22	135,000	136,631
AmeriCredit Automobile Receivables Trust:			Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-2,Cl. D, 3.42%, 4/18/23	300,000	306,139	Series 2019-1,Cl. C, 2.968%
Series 2017-4,Cl. D, 3.08%, 12/18/23	190,000	193,758	[US0001M+95], 5/25/24[1,2]	25,000	25,034
Series 2018-3,Cl. C, 3.74%, 10/18/24	260,000	271,836	Series 2019-1,Cl. D, 3.468%
Series 2019-2,Cl. C, 2.74%, 4/18/25	100,000	101,015	[US0001M+145], 5/25/24[1,2]	25,000	24,994
Series 2019-2,Cl. D, 2.99%, 6/18/25	280,000	284,858	Prestige Auto Receivables Trust, Series 2019-
Series 2019-3,Cl. D, 2.58%, 9/18/25	135,000	135,379	1A, Cl. C, 2.70%, 10/15/24[1]	115,000	116,154
Capital Auto Receivables Asset Trust:			Santander Drive Auto Receivables Trust:
Series 2017-1,Cl. D, 3.15%, 2/20/25[1]	40,000	40,553	Series 2017-1,Cl. E, 5.05%, 7/15/24[1]	355,000	366,040
Series 2018-2,Cl. B, 3.48%, 10/20/23[1]	120,000	121,650	Series 2017-2,Cl. D, 3.49%, 7/17/23	70,000	70,859
Series 2018-2,Cl. C, 3.69%, 12/20/23[1]	115,000	116,751	Series 2017-3,Cl. D, 3.20%, 11/15/23	280,000	283,603
CarMax Auto Owner Trust:			Series 2018-1,Cl. D, 3.32%, 3/15/24	100,000	101,286
Series 2015-3,Cl. D, 3.27%, 3/15/22	295,000	295,349	Series 2018-2,Cl. D, 3.88%, 2/15/24	165,000	168,088
Series 2016-1,Cl. D, 3.11%, 8/15/22	185,000	185,445	Series 2018-5,Cl. C, 3.81%, 12/16/24	215,000	219,028
Series 2017-1,Cl. D, 3.43%, 7/17/23	230,000	233,243	Series 2019-2,Cl. D, 3.22%, 7/15/25	195,000	199,032
Series 2017-4,Cl. D, 3.30%, 5/15/24	100,000	101,483	Series 2019-3,Cl. D, 2.68%, 10/15/25	165,000	165,814
Series 2018-4,Cl. C, 3.85%, 7/15/24	85,000	88,978	Santander Retail Auto Lease Trust:
Series 2019-3,Cl. D, 2.85%, 1/15/26	80,000	80,822	Series 2019-A,Cl. C, 3.30%, 5/22/23[1]	315,000	321,480
CIG Auto Receivables Trust, Series 2017-1A, Cl.			Series 2019-B,Cl. C, 2.77%, 8/21/23[1]	115,000	115,736
A, 2.71%, 5/15/23[1]	26,580	26,610	United Auto Credit Securitization Trust:
CPS Auto Receivables Trust:			Series 2018-1,Cl. C, 3.05%, 9/10/21[1]	126,464	126,537
Series 2018-A,Cl. B, 2.77%, 4/18/22[1]	125,000	125,219	Series 2019-1,Cl. C, 3.16%, 8/12/24[1]	150,000	150,872
Series 2018-B,Cl. B, 3.23%, 7/15/22[1]	150,000	150,744	Veros Automobile Receivables Trust, Series
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%,			2017-1, Cl. A, 2.84%, 4/17/23[1]	5,935	5,935
5/17/21[1]	3,616	3,617	Westlake Automobile Receivables Trust:
Credit Acceptance Auto Loan Trust:			Series 2017-2A,Cl. E, 4.63%, 7/15/24[1]	305,000	311,611
Series 2017-3A,Cl. C, 3.48%, 10/15/26[1]	205,000	208,223	Series 2018-1A,Cl. D, 3.41%, 5/15/23[1]	160,000	161,668
Series 2018-1A,Cl. B, 3.60%, 4/15/27[1]	165,000	168,519	Series 2018-3A,Cl. B, 3.32%, 10/16/23[1]	245,000	246,896
Series 2018-1A,Cl. C, 3.77%, 6/15/27[1]	250,000	255,563			13,873,198
Series 2018-2A,Cl. C, 4.16%, 9/15/27[1]	150,000	155,870	Credit Cards—1.4%
Series 2018-3A,Cl. C, 4.04%, 12/15/27[1]	210,000	217,955	World Financial Network Credit Card Master Trust:
Series 2019-1A,Cl. B, 3.75%, 4/17/28[1]	100,000	103,540	Series 2018-A,Cl. A, 3.07%, 12/16/24	495,000	501,312
Series 2019-1A,Cl. C, 3.94%, 6/15/28[1]	190,000	197,070	Series 2018-B,Cl. A, 3.46%, 7/15/25	230,000	235,754
Drive Auto Receivables Trust:			Series 2018-C,Cl. A, 3.55%, 8/15/25	470,000	484,305
Series 2016-CA,Cl. D, 4.18%, 3/15/24[1]	160,000	162,465	Series 2019-A,Cl. A, 3.14%, 12/15/25	75,000	76,755
Series 2017-1,Cl. D, 3.84%, 3/15/23	360,000	364,159	Series 2019-B,Cl. A, 2.49%, 4/15/26	270,000	272,382
Series 2018-1,Cl. D, 3.81%, 5/15/24	180,000	183,347	Series 2019-C,Cl. A, 2.21%, 7/15/26	235,000	234,693
Series 2018-2,Cl. D, 4.14%, 8/15/24	215,000	220,191			1,805,201
Series 2018-3,Cl. D, 4.30%, 9/16/24	200,000	205,620
Series 2018-5,Cl. C, 3.99%, 1/15/25	210,000	216,126	Home Equity Loans—0.1%
Series 2019-1,Cl. C, 3.78%, 4/15/25	345,000	352,222	CNH Equipment Trust, Series 2017-C, Cl. B,
Series 2019-3,Cl. D, 3.18%, 10/15/26	215,000	218,873	2.54%, 5/15/25	65,000	65,766
Series 2019-4,Cl. D, 2.70%, 2/16/27	80,000	80,089	Leases—1.0%
DT Auto Owner Trust:			CCG Receivables Trust:
Series 2016-4A,Cl. E, 6.49%, 9/15/23[1]	120,000	123,742	Series 2017-1,Cl. B, 2.75%, 11/14/23[1]	230,000	230,329
Series 2017-1A,Cl. D, 3.55%, 11/15/22[1]	125,000	125,846	Series 2018-1,Cl. B, 3.09%, 6/16/25[1]	85,000	85,928
Series 2017-2A,Cl. D, 3.89%, 1/15/23[1]	175,000	176,379	Series 2018-1,Cl. C, 3.42%, 6/16/25[1]	20,000	20,282
Series 2017-3A,Cl. D, 3.58%, 5/15/23[1]	70,000	70,656	Series 2018-2,Cl. C, 3.87%, 12/15/25[1]	60,000	61,885
Series 2017-3A,Cl. E, 5.60%, 8/15/24[1]	195,000	203,486	Series 2019-1,Cl. B, 3.22%, 9/14/26[1]	170,000	174,495
Series 2017-4A,Cl. D, 3.47%, 7/17/23[1]	190,000	191,461	Series 2019-1,Cl. C, 3.57%, 9/14/26[1]	40,000	40,971
Series 2017-4A,Cl. E, 5.15%, 11/15/24[1]	215,000	222,150	CNH Equipment Trust, Series 2019-A, Cl. A4,
Series 2018-3A,Cl. B, 3.56%, 9/15/22[1]	250,000	253,053	3.22%, 1/15/26	125,000	129,972
Series 2018-3A,Cl. C, 3.79%, 7/15/24[1]	100,000	102,164	Dell Equipment Finance Trust:
Series 2019-2A,Cl. D, 3.48%, 2/18/25[1]	125,000	127,828	Series 2017-2,Cl. B, 2.47%, 10/24/22[1]	70,000	70,094
Series 2019-3A,Cl. D, 2.96%, 4/15/25[1]	75,000	75,552	Series 2018-1,Cl. B, 3.34%, 6/22/23[1]	80,000	81,188
Exeter Automobile Receivables Trust:			Series 2019-1,Cl. C, 3.14%, 3/22/24[1]	325,000	330,565
Series 2018-1A,Cl. B, 2.75%, 4/15/22[1]	82,329	82,390
Series 2018-4A,Cl. B, 3.64%, 11/15/22[1]	210,000	211,922

1 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value		Principal Amount	Value
Leases (Continued)			U. S. Agency Securities (Continued)
Element Rail Leasing I LLC, Series 2014-1A, Cl.			Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass
A1, 2.299%, 4/19/44[1]	$91,235	$91,248	Pass-Through Certificates: (Continued)
		1,316,957	Series 2635,Cl. AG, 3.50%, 5/15/32	$17,552	$ 18,182
Loans—1.4%			Series 3025,Cl. SJ, 17.316% [-3.67 x
Ford Credit Floorplan Master Owner Trust A,			LIBOR01M+2,475], 8/15/35[2]	9,966	13,912
Series 2019-3, Cl. A2, 2.65% [US0001M+60],			Series 3030,Cl. FL, 2.428%
9/15/24[2]	560,000	560,506	[LIBOR01M+40], 9/15/35[2]	1,507	1,508
GMF Floorplan Owner Revolving Trust:			Series 3645,Cl. EH, 3.00%, 12/15/20	1,853	1,851
Series 2018-3,Cl. B, 3.49%, 9/15/22[1]	240,000	242,579	Series 3822,Cl. JA, 5.00%, 6/15/40	1,082	1,094
Series 2018-3,Cl. C, 3.68%, 9/15/22[1]	200,000	202,137	Series 3857,Cl. GL, 3.00%, 5/15/40	2,559	2,600
Series 2018-4,Cl. B, 3.68%, 9/15/23[1]	200,000	205,387	Series 4221,Cl. HJ, 1.50%, 7/15/23	39,189	38,849
Series 2018-4,Cl. C, 3.88%, 9/15/23[1]	250,000	256,946	Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass
Navistar Financial Dealer Note Master Owner Trust II:			Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed Security:
Series 2018-1,Cl. A, 2.648%			Series 2074,Cl. S, 99.999%, 7/17/28[3]	574	54
[US0001M+63], 9/25/23[1,2]	110,000	110,163	Series 2079,Cl. S, 99.999%, 7/17/28[3]	1,129	128
Series 2018-1,Cl. B, 2.818%			Series 2130,Cl. SC, 99.999%, 3/15/29[3]	41,455	6,905
[US0001M+80], 9/25/23[1,2]	125,000	125,137	Series 2526,Cl. SE, 86.124%, 6/15/29[3]	1,604	282
		1,702,855	Series 2796,Cl. SD, 99.999%, 7/15/26[3]	80,023	10,772
Total Asset-Backed Securities (Cost $18,472,490)		18,763,977	Series 2920,Cl. S, 39.058%, 1/15/35[3]	341,620	61,709
			Series 3004,Cl. SB, 0.00%, 7/15/35[3,4]	14,942	1,810
			Series 3397,Cl. GS, 6.638%, 12/15/37[3]	8,063	1,778
Mortgage-Backed Obligations—35.8%			Series 3424,Cl. EI, 0.00%, 4/15/38[3,4]	6,044	757
Agency—24.3%			Series 3450,Cl. BI, 16.034%, 5/15/38[3]	221,729	42,718
U. S. Agency Securities—24.3%			Series 3606,Cl. SN, 15.404%, 12/15/39[3]	54,830	9,069
Ameriquest Mortgage Securities, Inc. Asset-			Series 4057,Cl. QI, 5.239%, 6/15/27[3]	366,189	25,725
Backed Pass-Through Certificates, Series 2005-			Series 4146,Cl. AI, 9.357%, 12/15/27[3]	157,990	11,511
R5, Cl. M2, 2.708% [US0001M+69], 7/25/35[2]	26,821	26,906	Series 4205,Cl. AI, 6.922%, 5/15/28[3]	94,993	6,020
Federal Home Loan Mortgage Corp. Gold Pool:			Series 4316,Cl. JS, 0.00%, 1/15/44[3,4]	167,034	20,588
5.00%, 12/1/34	2,922	3,199	Series 4818,Cl. BI, 0.00%, 3/15/45[3,4]	157,152	15,900
5.50%, 9/1/39	181,527	204,011	Federal National Mortgage Assn. , 3.50%,
6.00%, 10/1/22-10/1/29	203,822	226,582	9/1/49	4,760,000	4,878,090
6.50%, 7/1/28-4/1/34	78,458	87,535	Federal National Mortgage Assn. Pool:
7.00%, 10/1/31-10/1/37	71,329	79,713	5.00%, 3/1/21-7/1/22	612	631
9.00%, 8/1/22-5/1/25	2,787	3,004	5.50%, 2/1/35-5/1/36	85,795	97,088
Federal Home Loan Mortgage Corp. Non Gold			6.50%, 1/1/34	5,260	5,919
Pool, 10.50%, 10/1/20	84	85	7.00%, 1/1/30-12/1/32	12,203	14,129
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:			7.50%, 1/1/33	2,487	2,900
Series 205,Cl. IO, 88.936%, 9/1/29[3]	3,388	648	8.50%, 7/1/32	2,840	2,870
Series 206,Cl. IO, 4.081%, 12/15/29[3]	60,811	12,437	Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 243,Cl. 6, 1.489%, 12/15/32[3]	38,996	6,512	Series 221,Cl. 2, 99.999%, 5/25/23[3]	811	77
Series 304,Cl. C31, 8.465%, 12/15/27[3]	124,838	9,252	Series 222,Cl. 2, 99.999%, 6/25/23[3]	91,951	8,752
Series 304,Cl. C45, 8.138%, 12/15/27[3]	101,492	7,222	Series 252,Cl. 2, 0.00%, 11/25/23[3,4]	81,255	8,283
Series 304,Cl. C47, 4.90%, 12/15/27[3]	58,027	4,555	Series 294,Cl. 2, 99.999%, 2/25/28[3]	14,936	2,530
Federal Home Loan Mortgage Corp. , Mtg. -			Series 301,Cl. 2, 26.521%, 4/25/29[3]	1,162	211
Linked Amortizing Global Debt Securities,			Series 303,Cl. IO, 69.799%, 11/25/29[3]	26,247	5,626
Series 2012-1, Cl. A10, 2.06%, 1/15/22	193,902	194,463	Series 320,Cl. 2, 80.024%, 4/25/32[3]	112,436	25,021
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates,			Series 321,Cl. 2, 34.282%, 4/25/32[3]	276,690	52,583
Interest-Only Stripped Mtg. -Backed Security:			Series 324,Cl. 2, 20.467%, 7/25/32[3]	2,710	505
Series K734,Cl. X1, 0.00%, 2/25/26[3,4]	2,049,276	74,389	Series 331,Cl. 5, 0.00%, 2/25/33[3,4]	3,878	659
Series KC02,Cl. X1, 0.00%, 3/25/24[3,4]	4,567,246	73,648	Series 331,Cl. 9, 19.792%, 2/25/33[3]	87,651	16,881
Federal Home Loan Mortgage Corp. , Principal-			Series 334,Cl. 12, 0.00%, 3/25/33[3,4]	6,395	1,193
Only Stripped Mtg. -Backed Security, Series			Series 334,Cl. 17, 55.161%, 2/25/33[3]	56,098	10,950
176, Cl. PO, 4.108%, 6/1/26[5]	17,203	16,167	Series 339,Cl. 12, 0.00%, 6/25/33[3,4]	85,988	17,033
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass			Series 339,Cl. 7, 0.00%, 11/25/33[3,4]	188,703	34,864
Pass-Through Certificates:			Series 343,Cl. 13, 0.00%, 9/25/33[3,4]	96,542	18,012
Series 151,Cl. F, 9.00%, 5/15/21	151	152	Series 343,Cl. 18, 0.00%, 5/25/34[3,4]	22,995	4,012
Series 1674,Cl. Z, 6.75%, 2/15/24	4,715	5,013	Series 345,Cl. 9, 0.00%, 1/25/34[3,4]	68,793	11,985
Series 2034,Cl. Z, 6.50%, 2/15/28	953	1,054	Series 351,Cl. 10, 0.00%, 4/25/34[3,4]	29,565	5,357
Series 2042,Cl. N, 6.50%, 3/15/28	2,217	2,434	Series 351,Cl. 8, 0.00%, 4/25/34[3,4]	51,510	9,461
Series 2043,Cl. ZP, 6.50%, 4/15/28	126,105	141,618	Series 356,Cl. 10, 0.00%, 6/25/35[3,4]	36,473	5,975
Series 2046,Cl. G, 6.50%, 4/15/28	4,342	4,878	Series 356,Cl. 12, 0.00%, 2/25/35[3,4]	17,991	3,065
Series 2053,Cl. Z, 6.50%, 4/15/28	1,077	1,213	Series 362,Cl. 13, 0.00%, 8/25/35[3,4]	69,652	13,303
Series 2066,Cl. Z, 6.50%, 6/15/28	130,946	145,211	Series 364,Cl. 15, 0.00%, 9/25/35[3,4]	3,714	630
Series 2195,Cl. LH, 6.50%, 10/15/29	98,013	109,707	Series 364,Cl. 16, 0.00%, 9/25/35[3,4]	77,745	14,094
Series 2220,Cl. PD, 8.00%, 3/15/30	761	896	Series 365,Cl. 16, 0.00%, 3/25/36[3,4]	94,864	19,947
Series 2326,Cl. ZP, 6.50%, 6/15/31	25,110	28,031	Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-
Series 2461,Cl. PZ, 6.50%, 6/15/32	112,805	127,061	Through Certificates:
Series 2470,Cl. LF, 3.028%			Series 1993-87,Cl. Z, 6.50%, 6/25/23	64,313	68,121
[LIBOR01M+100], 2/15/32[2]	946	971

2 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

	Principal Amount	Value		Principal Amount	Value
U. S. Agency Securities (Continued)			U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-
Through Certificates: (Continued)			Through Certificates, Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 1998-58,Cl. PC, 6.50%, 10/25/28	$70,140	$ 78,041	Series 2003-33,Cl. SP, 40.241%,
Series 1998-61,Cl. PL, 6.00%, 11/25/28	33,554	37,269	5/25/33[3]	$85,794	$ 18,839
Series 1999-54,Cl. LH, 6.50%, 11/25/29	55,420	61,649	Series 2003-4,Cl. S, 35.053%, 2/25/33[3]	52,238	11,059
Series 2001-51,Cl. OD, 6.50%, 10/25/31	3,256	3,467	Series 2004-54,Cl. DS, 99.999%,
Series 2005-73,Cl. DF, 2.268%			11/25/30[3]	73,863	11,276
[LIBOR01M+25], 8/25/35[2]	1,562	1,561	Series 2005-14,Cl. SE, 44.58%, 3/25/35[3]	60,200	9,371
Series 2006-11,Cl. PS, 17.166% [-3.67 x			Series 2005-40,Cl. SA, 99.999%,
LIBOR01M+2,456.67], 3/25/36[2]	55,142	84,070	5/25/35[3]	172,108	30,478
Series 2006-46,Cl. SW, 16.799% [-3.67			Series 2005-40,Cl. SB, 72.345%,
x LIBOR01M+2,419.92], 6/25/36[2]	35,306	52,855	5/25/35[3]	7,971	1,113
Series 2006-50,Cl. KS, 16.799% [-3.67 x			Series 2005-52,Cl. JH, 35.081%,
LIBOR01M+2,420], 6/25/36[2]	44,561	65,487	5/25/35[3]	45,595	6,673
Series 2009-113,Cl. DB, 3.00%,			Series 2005-93,Cl. SI, 9.368%,
12/25/20	850	848	10/25/35[3]	132,215	23,128
Series 2009-36,Cl. FA, 2.958%			Series 2008-55,Cl. SA, 0.00%,
[LIBOR01M+94], 6/25/37[2]	20,457	20,974	7/25/38[3,4]	4,539	512
Series 2010-43,Cl. KG, 3.00%, 1/25/21	823	824	Series 2009-8,Cl. BS, 99.999%,
Series 2011-3,Cl. EL, 3.00%, 5/25/20	362	361	2/25/24[3]	562	34
Series 2011-82,Cl. AD, 4.00%, 8/25/26	4,040	4,055	Series 2011-96,Cl. SA, 8.986%,
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			10/25/41[3]	43,544	7,683
Through Certificates, Interest-Only Stripped Mtg. -Backed Security:			Series 2012-121,Cl. IB, 7.455%,
Series 2001-61,Cl. SH, 35.688%,			11/25/27[3]	154,570	11,904
11/18/31[3]	3,477	643	Series 2012-134,Cl. SA, 0.665%,
Series 2001-63,Cl. SD, 55.288%,			12/25/42[3]	122,714	22,368
12/18/31[3]	1,097	181	Series 2012-40,Cl. PI, 26.558%,
Series 2001-65,Cl. S, 51.791%,			4/25/41[3]	84,988	8,276
11/25/31[3]	87,251	15,367	Series 2015-57,Cl. LI, 6.03%, 8/25/35[3]	382,062	50,013
Series 2001-68,Cl. SC, 66.613%,			Series 2016-45,Cl. MI, 7.893%,
11/25/31[3]	828	158	7/25/46[3]	109,174	20,256
Series 2001-81,Cl. S, 49.022%, 1/25/32[3]	24,475	4,356	Series 2017-60,Cl. LI, 0.00%, 8/25/47[3,4]	224,229	22,514
Series 2002-28,Cl. SA, 54.809%,			Series 2017-66,Cl. AS, 0.00%, 9/25/47[3,4]	927,848	140,538
4/25/32[3]	806	147	Series 2018-16,Cl. NI, 0.652%,
Series 2002-38,Cl. SO, 99.999%,			12/25/44[3]	80,327	7,553
4/25/32[3]	2,496	437	Series 2018-69,Cl. CI, 0.00%,
Series 2002-39,Cl. SD, 81.907%,			10/25/46[3,4]	150,128	7,968
3/18/32[3]	1,650	343	Federal National Mortgage Assn. , Real Estate
Series 2002-47,Cl. NS, 55.104%,			Mtg. Investment Conduit Multiclass Pass-
4/25/32[3]	80,164	15,780	Through Certificates, Principal-Only Stripped
Series 2002-48,Cl. S, 57.035%, 7/25/32[3]	1,243	240	Mtg. -Backed Security, Series 1993-184, Cl. M,
Series 2002-51,Cl. S, 53.521%, 8/25/32[3]	73,591	14,494	5.195%, 9/25/23[5]	29,558	28,368
Series 2002-52,Cl. SL, 53.807%,			Federal National Mortgage Assn. , TBA:
9/25/32[3]	833	157	2.50%, 10/1/48[6]	1,465,000	1,477,733
Series 2002-53,Cl. SK, 99.999%,			3.00%, 10/1/34-10/1/48[6]	7,945,000	8,075,531
4/25/32[3]	5,751	1,218	3.50%, 10/1/49[6]	5,865,000	6,017,811
Series 2002-56,Cl. SN, 52.983%,			4.50%, 10/1/49[6]	3,335,000	3,512,432
7/25/32[3]	1,695	327	FREMF Mortgage Trust:
Series 2002-60,Cl. SM, 31.171%,			Series 2013-K25,Cl. C, 3.744%,
8/25/32[3]	10,829	1,712	11/25/45[1,7]	90,000	92,825
Series 2002-7,Cl. SK, 39.767%,			Series 2013-K26,Cl. C, 3.721%,
1/25/32[3]	5,130	882	12/25/45[1,7]	60,000	61,448
Series 2002-77,Cl. BS, 34.578%,			Series 2013-K28,Cl. C, 3.609%,
12/18/32[3]	7,224	1,457	6/25/46[1,7]	285,000	293,939
Series 2002-77,Cl. IS, 75.545%,			Series 2013-K712,Cl. C, 3.401%,
12/18/32[3]	4,252	859	5/25/45[1,7]	70,000	69,957
Series 2002-77,Cl. SH, 41.369%,			Series 2013-K713,Cl. C, 3.261%,
12/18/32[3]	32,711	5,658	4/25/46[1,7]	245,000	245,318
Series 2002-84,Cl. SA, 40.967%,			Series 2014-K715,Cl. C, 4.258%,
12/25/32[3]	80,862	14,715	2/25/46[1,7]	190,000	193,181
Series 2002-9,Cl. MS, 47.921%,			Government National Mortgage Assn. I Pool:
3/25/32[3]	1,326	265	7.00%, 12/15/23-3/15/26	2,765	2,877
Series 2002-90,Cl. SN, 31.31%,			Government National Mortgage Assn. II Pool,
8/25/32[3]	5,571	941	TBA, 3.50%, 10/1/48[6]	2,425,000	2,512,812
Series 2002-90,Cl. SY, 35.727%,			Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
9/25/32[3]	4,047	681	Series 2002-15,Cl. SM, 99.999%,
Series 2003-26,Cl. DI, 78.476%,			2/16/32[3]	100,197	323
4/25/33[3]	3,693	909	Series 2011-52,Cl. HS, 21.872%,
			4/16/41[3]	314,007	49,942

3 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value		Principal Amount	Value
U. S. Agency Securities (Continued)			Collateralized Mortgage Obligations (Continued)
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:			Government National Mortgage Assn. ,
(Continued)			Interest-Only Stripped Mtg. -Backed Security,
Series 2017-136,Cl. LI, 5.923%,			Series 2007-17, Cl. AI, 53.978%, 4/16/37[3]	$48,059	$7,566
9/16/47[3]	$301,165	$50,602	JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2017-149,Cl. GS, 2.421%,			Series 2013-C10,Cl. AS, 3.372%,
10/16/47[3]	356,877	55,533	12/15/47	315,000	324,680
MASTR Asset Backed Securities Trust, Series			Series 2014-C20,Cl. AS, 4.043%,
2006-WMC3, Cl. A3, 2.118% [US0001M+10],			7/15/47	220,000	233,970
8/25/36[2]	44,358	21,018	RBSSP Resecuritization Trust, Series 2010-1, Cl.
		30,919,640	2A1, 4.392%, 7/26/45[1,7]	6,778	6,974
CMOs—3.1%			Structured Agency Credit Risk Debt Nts.:
Collateralized Mortgage Obligations—3.1%			Series 2014-DN1,Cl. M2, 4.218%
BANK, Interest-Only Stripped Mtg. -Backed			[US0001M+220], 2/25/24[2]	25,747	26,058
Security, Series 2019-BN16, Cl. XA, 13.398%,			Series 2014-DN3,Cl. M3, 6.018%
2/15/52[3]	1,580,149	114,857	[US0001M+400], 8/25/24[2]	174,392	184,432
Bear Stearns ARM Trust, Series 2006-1, Cl. A1,			Series 2014-HQ2,Cl. M3, 5.768%
4.91% [H15T1Y+225], 2/25/36[2]	85,367	87,846	[US0001M+375], 9/25/24[2]	335,000	363,079
COMM Mortgage Trust, Series 2014-CR20, Cl.			Series 2015-HQA2,Cl. M2, 4.818%
ASB, 3.305%, 11/10/47	65,000	66,938	[US0001M+280], 5/25/28[2]	23,318	23,476
Connecticut Avenue Securities:			Wells Fargo Mortgage-Backed Securities Trust,
Series 2014-C01,Cl. M2, 6.418%			Series 2006-AR2, Cl. 2A3, 4.991%, 3/25/36[7]	36,202	37,159
[US0001M+440], 1/25/24[2]	277,912	302,098	WF-RBS Commercial Mortgage Trust, Series
Series 2014-C02,Cl. 1M2, 4.618%			2013-C14, Cl. AS, 3.488%, 6/15/46	150,000	155,702
[US0001M+260], 5/25/24[2]	163,418	170,517			3,929,147
Series 2014-C03,Cl. 1M2, 5.018%			Non-Agency—8.4%
[US0001M+300], 7/25/24[2]	265,679	279,157	Adjustable-Rate Mortgages—8.4%
Series 2014-C04,Cl. 2M2, 7.018%			Banc of America Funding Trust:
[US0001M+500], 11/25/24[2]	276,834	296,251	Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	71,260	70,329
Series 2016-C03,Cl. 1M1, 4.018%			Series 2007-C,Cl. 1A4, 4.577%,
[US0001M+200], 10/25/28[2]	24,777	24,853	5/20/36[7]	24,464	24,570
Series 2016-C06,Cl. 1M2, 6.268%			Series 2014-R7,Cl. 3A1, 4.991%,
[US0001M+425], 4/25/29[2]	280,000	299,678	3/26/36[1,7]	16,341	16,463
Series 2018-C06,Cl. 2M1, 2.568%			Banc of America Mortgage Trust, Series 2007-
[US0001M+55], 3/25/31[2]	22,245	22,242	1, Cl. 1A24, 6.00%, 3/25/37	45,561	43,346
Federal Home Loan Mortgage Corp. ,			BCAP LLC Trust, Series 2011-R11, Cl. 18A5,
Multifamily Structured Pass Through			4.69% [H15T1Y+210], 9/26/35[1,2]	297	297
Certificates, Series K735, Cl. X1, 0.00%,			Bear Stearns ARM Trust, Series 2005-9, Cl. A1,
5/25/26[3,4]	2,159,672	121,835	4.27% [H15T1Y+230], 10/25/35[2]	71,098	73,347
Federal Home Loan Mortgage Corp. ,			Benchmark Mortgage Trust, Interest-Only
Multifamily Structured Pass-Through			Commercial Mtg. Pass-Through Certificates,
Certificates, Interest-Only Stripped Mtg. -			Series 2018-B1, Cl. XA, 14.698%, 1/15/51[3]	1,780,533	62,759
Backed Security, Series K093, Cl. X1, 0.00%,			Capital Lease Funding Securitization LP,
5/25/29[3,4]	1,694,266	132,616	Interest-Only Commercial Mtg. Pass-Through
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass			Certificates, Series 1997-CTL1, Cl. IO, 0.00%,
Pass-Through Certificates:			6/22/24[1,3,4,8]	126,214	2,066
Series 3010,Cl. WB, 4.50%, 7/15/20	562	562	CD Mortgage Trust, Interest-Only Commercial
Series 3848,Cl. WL, 4.00%, 4/15/40	10,159	10,341	Mtg. Pass-Through Certificates, Series 2017-
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass			CD6, Cl. XA, 14.97%, 11/13/50[3]	742,596	40,594
Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed Security:			Chase Mortgage Finance Trust, Series 2005-
Series 2922,Cl. SE, 23.506%, 2/15/35[3]	40,713	6,645	A2, Cl. 1A3, 4.339%, 1/25/36[7]	69,868	69,426
Series 2981,Cl. AS, 2.128%, 5/15/35[3]	48,646	7,063	CHL Mortgage Pass-Through Trust:
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			Series 2005-17,Cl. 1A8, 5.50%, 9/25/35	8,594	8,648
Through Certificates:			Series 2005-26,Cl. 1A8, 5.50%,
Series 2001-74,Cl. QE, 6.00%, 12/25/31	81,603	92,167	11/25/35	58,888	54,910
Series 2003-28,Cl. KG, 5.50%, 4/25/23	175,081	182,447	Series 2005-J4,Cl. A7, 5.50%, 11/25/35	7,038	7,117
Series 2014-20,Cl. HL, 1.50%, 1/25/40	170,313	168,673	Citigroup Commercial Mortgage Trust, Series
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			2014-GC21, Cl. AAB, 3.477%, 5/10/47	90,021	92,856
Through Certificates, Interest-Only Stripped Mtg. -Backed Security:			Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Series 2002-52,Cl. SD, 99.999%,			Certificates:
9/25/32[3]	116,163	23,096	Series 2013-GC17,Cl. XA, 0.00%,
Series 2005-12,Cl. SC, 35.351%,			11/10/46[3,4]	389,616	14,299
3/25/35[3]	18,345	2,970	Series 2017-C4,Cl. XA, 14.047%,
FREMF Mortgage Trust:			10/12/50[3]	2,057,036	136,064
Series 2010-K6,Cl. B, 5.539%,			Citigroup Mortgage Loan Trust, Inc. , Series
12/25/46[1,7]	55,000	55,312	2006-AR1, Cl. 1A1, 4.97% [H15T1Y+240],
Series 2013-K27,Cl. C, 3.615%,			10/25/35[2]	208,292	209,312
1/25/46[1,7]	95,000	97,887	COMM Mortgage Trust:
			Series 2013-CR6,Cl. AM, 3.147%,
			3/10/46[1]	245,000	251,642

4 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

Principal Amount		Value		Principal Amount	Value
Adjustable-Rate Mortgages (Continued)			Adjustable-Rate Mortgages (Continued)
COMM Mortgage Trust: (Continued)			JPMBB Commercial Mortgage Securities Trust:
Series 2014-CR21,Cl. AM, 3.987%,			Series 2014-C18,Cl. A3, 3.578%,
12/10/47	$715,000	$769,245	2/15/47	$41,485	$42,070
Series 2014-LC15,Cl. AM, 4.198%,			Series 2014-C24,Cl. B, 4.116%,
4/10/47	170,000	181,779	11/15/47[7]	245,000	258,109
Series 2014-UBS6,Cl. AM, 4.048%,			Series 2014-C25,Cl. AS, 4.065%,
12/10/47	475,000	506,859	11/15/47	200,000	214,156
COMM Mortgage Trust, Interest-Only Stripped			JPMBB Commercial Mortgage Securities Trust. ,
Mtg. -Backed Security, Series 2012-CR5, Cl. XA,			Interest-Only Stripped Mtg. -Backed Security,
23.871%, 12/10/45[3]	1,976,839	83,143	Series 2015-C27, Cl. XA, 25.422%, 2/15/48[3]	2,681,706	116,684
Connecticut Avenue Securities:			LB Commercial Conduit Mortgage Trust,
Series 2014-C03,Cl. 2M2, 4.918%			Interest-Only Stripped Mtg. -Backed Security,
[US0001M+290], 7/25/24[2]	47,619	49,636	Series 1998-C1, Cl. IO, 0.00%, 2/18/30[3,4]	57,895	1
Series 2016-C01,Cl. 1M2, 8.768%			Lehman Structured Securities Corp. , Series
[US0001M+675], 8/25/28[2]	158,494	174,218	2002-GE1, Cl. A, 0.00%, 7/26/24[1,7,8]	22,254	14,866
Series 2016-C02,Cl. 1M2, 8.018%			Morgan Stanley Bank of America Merrill Lynch Trust:
[US0001M+600], 9/25/28[2]	280,412	306,084	Series 2013-C9,Cl. AS, 3.456%, 5/15/46	225,000	233,634
Series 2017-C03,Cl. 1M1, 2.968%			Series 2014-C19,Cl. AS, 3.832%,
[US0001M+95], 10/25/29[2]	271,308	271,824	12/15/47	595,000	635,232
Series 2018-C01,Cl. 1M1, 2.618%			Morgan Stanley Capital I Trust, Series 2011-C2,
[US0001M+60], 7/25/30[2]	438,167	438,124	Cl. A4, 4.661%, 6/15/44[1]	75,000	77,384
Series 2018-C03,Cl. 1M1, 2.698%			Morgan Stanley Capital I, Inc. , Interest-Only
[US0001M+68], 10/25/30[2]	206,055	206,140	Commercial Mtg. Pass-Through Certificates,
Series 2018-C05,Cl. 1M1, 2.738%			Series 2017-HR2, Cl. XA, 13.142%, 12/15/50[3]	679,288	36,362
[US0001M+72], 1/25/31[2]	79,241	79,292	Morgan Stanley Re-Remic Trust, Series 2012-
Connecticut Avenue Securities Trust, Series			R3, Cl. 1B, 3.601%, 11/26/36[1,7]	412,941	402,721
2019-R02, Cl. 1M1, 2.868% [US0001M+85],			Morgan Stanley Resecuritization Trust, Series
8/25/31[1,2]	230,815	231,068	2013-R9, Cl. 3A, 4.052%, 6/26/46[1,7]	10,246	10,288
CSMC Mortgage-Backed Trust, Series 2006-6,			RALI Trust:
Cl. 1A4, 6.00%, 7/25/36	127,119	103,735	Series 2006-QS13,Cl. 1A8, 6.00%,
Federal Home Loan Mortgage Corp. , Series			9/25/36	570	523
2018-HQA2, Cl. M1, 2.768% [US0001M+75],			Series 2007-QS6,Cl. A28, 5.75%,
10/25/48[1,2]	334,655	334,840	4/25/37	6,909	6,544
Federal Home Loan Mortgage Corp. ,			STACR Trust:
Multifamily Structured Pass-Through			Series 2018-DNA2,Cl. M1, 2.818%
Certificates, Interest-Only Stripped Mtg. -			[US0001M+80], 12/25/30[1,2]	284,259	284,620
Backed Security, Series KC03, Cl. X1, 0.00%,			Series 2018-DNA3,Cl. M1, 2.768%
11/25/24[3,4]	2,755,000	64,440	[US0001M+75], 9/25/48[1,2]	53,733	53,796
Federal Home Loan Mortgage Corp. , STACR			Series 2018-HRP2,Cl. M2, 3.268%
Trust, Series 2019-HRP1, Cl. M2, 3.418%			[US0001M+125], 2/25/47[1,2]	215,000	215,699
[US0001M+140], 2/25/49[1,2]	60,000	60,079	Structured Agency Credit Risk Debt Nts.:
First Horizon Alternative Mortgage Securities			Series 2016-DNA1,Cl. M2, 5.045%
Trust, Series 2005-FA8, Cl. 1A6, 2.668%			[US0001M+290], 7/25/28[2]	38,313	38,581
[US0001M+65], 11/25/35[2]	101,507	65,721	Series 2016-DNA2,Cl. M3, 6.668%
GS Mortgage Securities Trust:			[US0001M+465], 10/25/28[2]	250,000	268,170
Series 2012-GC6,Cl. A3, 3.482%,			Series 2017-HQA1,Cl. M1, 3.218%
1/10/45	59,774	61,104	[US0001M+120], 8/25/29[2]	217,357	217,719
Series 2013-GC12,Cl. AAB, 2.678%,			Series 2018-DNA1,Cl. M1, 2.468%
6/10/46	25,405	25,535	[US0001M+45], 7/25/30[2]	293,992	293,652
Series 2013-GC16,Cl. AS, 4.649%,			UBS Commercial Mortgage Trust, Interest-Only
11/10/46	45,000	49,135	Commercial Mtg. Pass-Through Certificates,
Series 2014-GC18,Cl. AAB, 3.648%,			Series 2017-C5, Cl. XA, 14.70%, 11/15/50[3]	1,244,164	74,023
1/10/47	74,254	76,520	WaMu Mortgage Pass-Through Certificates Trust:
GSR Mortgage Loan Trust, Series 2005-AR4,			Series 2003-AR10,Cl. A7, 4.416%,
Cl. 6A1, 4.643%, 7/25/35[7]	35,234	36,155	10/25/33[7]	52,028	53,118
HomeBanc Mortgage Trust, Series 2005-3, Cl.			Series 2005-AR14,Cl. 1A4, 4.166%,
A2, 2.328% [US0001M+31], 7/25/35[2]	13,584	13,638	12/25/35[7]	103,098	103,060
JP Morgan Chase Commercial Mortgage Securities Trust:			Series 2005-AR16,Cl. 1A1, 4.215%,
Series 2013-C16,Cl. AS, 4.517%,			12/25/35[7]	48,870	48,925
12/15/46	300,000	324,584	Wells Fargo Commercial Mortgage Trust, Series
Series 2013-LC11,Cl. AS, 3.216%,			2015-NXS1, Cl. ASB, 2.934%, 5/15/48	305,000	311,357
4/15/46	40,000	40,967	Wells Fargo Commercial Mortgage Trust,
Series 2016-JP3,Cl. A2, 2.435%,			Interest-Only Commercial Mtg. Pass-Through
8/15/49	184,504	184,608	Certificates, Series 2017-C42, Cl. XA, 12.88%,
JP Morgan Mortgage Trust:			12/15/50[3]	893,257	54,820
Series 2007-A1,Cl. 5A1, 4.627%,			Wells Fargo Mortgage Backed Securities Trust,
7/25/35[7]	42,188	43,248	Series 2019-1, Cl. A7, 4.00%, 11/25/48[1,7]	108,212	109,095
Series 2018-8,Cl. A17, 4.00%,
1/25/49[1,7]	50,000	51,714

5 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value		Principal Amount	Value
Adjustable-Rate Mortgages (Continued)			Media (Continued)
Wells Fargo Mortgage-Backed Securities Trust:			Discovery Communications LLC, 4.125%
Series 2005-AR15,Cl. 1A2, 4.774%,			Sr. Unsec. Nts. , 5/15/29	$191,000	$201,379
9/25/35[7]	$45,495	$45,418	Fox Corp. , 3.666% Sr. Unsec. Nts.,
Series 2005-AR15,Cl. 1A6, 4.774%,			1/25/22[1]	250,000	258,219
9/25/35[7]	17,639	17,609	Interpublic Group of Cos. , Inc. (The):
Series 2005-AR4,Cl. 2A2, 5.088%,			3.75% Sr. Unsec. Nts. , 10/1/21	251,000	257,382
4/25/35[7]	83,657	85,287	4.20% Sr. Unsec. Nts. , 4/15/24	311,000	333,761
Series 2007-16,Cl. 1A1, 6.00%,			Time Warner Cable LLC, 4.50% Sr. Sec.
12/28/37	28,013	28,109	Nts. , 9/15/42	106,000	104,468
WF-RBS Commercial Mortgage Trust:			Virgin Media Secured Finance plc,
Series 2014-C20,Cl. AS, 4.176%,			5.25% Sr. Sec. Nts. , 1/15/26[1]	319,000	328,969
5/15/47	130,000	139,465	WPP Finance 2010, 3.75% Sr. Unsec.
Series 2014-LC14,Cl. AS, 4.351%,			Nts. , 9/19/24	321,000	334,171
3/15/47[7]	145,000	156,361			2,201,727
		10,658,938	Specialty Retail—0.5%
Total Mortgage-Backed Obligations (Cost $46,593,688)		45,507,725	AutoNation, Inc. , 5.50% Sr. Unsec. Nts.,
			2/1/20	291,000	294,090
Corporate Bonds and Notes—46.7%			Ross Stores, Inc. , 3.375% Sr. Unsec. Nts.,
Consumer Discretionary—6.2%			9/15/24	324,000	338,430
Automobiles—2.1%					632,520
Daimler Finance North America LLC,			Textiles, Apparel & Luxury Goods—0.3%
2.55% Sr. Unsec. Nts. , 8/15/22[1]	319,000	320,351	Hanesbrands, Inc. , 4.875% Sr. Unsec.
Ford Motor Credit Co. LLC:			Nts. , 5/15/26[1]	316,000	335,434
5.113% Sr. Unsec. Nts. , 5/3/29	200,000	201,621
5.584% Sr. Unsec. Nts. , 3/18/24	200,000	212,858	Consumer Staples—4.7%
General Motors Co. , 6.25% Sr. Unsec.			Beverages—1.1%
Nts. , 10/2/43	78,000	85,350	Anheuser-Busch InBev Worldwide, Inc. ,
General Motors Financial Co. , Inc.:			8.20% Sr. Unsec. Nts. , 1/15/39	186,000	296,118
4.15% Sr. Unsec. Nts. , 6/19/23	310,000	322,567	Bacardi Ltd. , 4.70% Sr. Unsec. Nts.,
4.20% Sr. Unsec. Nts. , 11/6/21	250,000	257,988	5/15/28[1]	163,000	178,210
Harley-Davidson Financial Services, Inc. ,			Keurig Dr Pepper, Inc. , 4.057% Sr. Unsec.
2.55% Sr. Unsec. Nts. , 6/9/22[1]	318,000	317,832	Nts. , 5/25/23	304,000	321,871
Hyundai Capital America, 4.125% Sr.			Molson Coors Brewing Co. , 2.10% Sr.
Unsec. Nts. , 6/8/23[1]	315,000	328,907	Unsec. Nts. , 7/15/21	311,000	311,068
Nissan Motor Acceptance Corp. , 3.65%			Pernod Ricard SA, 4.25% Sr. Unsec. Nts.,
Sr. Unsec. Nts. , 9/21/21[1]	310,000	317,205	7/15/22[1]	307,000	323,307
Volkswagen Group of America Finance					1,430,574
LLC, 4.00% Sr. Unsec. Nts. , 11/12/21[1]	298,000	308,074	Food & Staples Retailing—0.3%
		2,672,753	Kroger Co. (The), 4.45% Sr. Unsec. Nts.,
Entertainment—0.1%			2/1/47	89,000	92,021
Viacom, Inc. , 4.375% Sr. Unsec. Nts.,			Walgreen Co. , 3.10% Sr. Unsec. Nts.,
3/15/43	100,000	103,261	9/15/22	303,000	310,496
					402,517
Hotels, Restaurants & Leisure—0.3%
Las Vegas Sands Corp. , 3.50% Sr. Unsec.			Food Products—2.3%
Nts. , 8/18/26	247,000	251,284	Bunge Ltd. Finance Corp.:
McDonald's Corp. , 3.625% Sr. Unsec.			3.25% Sr. Unsec. Nts. , 8/15/26	216,000	216,231
Nts. , 9/1/49	74,000	75,210	3.50% Sr. Unsec. Nts. , 11/24/20	313,000	316,464
		326,494	Conagra Brands, Inc.:
			3.80% Sr. Unsec. Nts. , 10/22/21	240,000	247,747
Household Durables—0.8%			4.60% Sr. Unsec. Nts. , 11/1/25	302,000	332,408
DR Horton, Inc. , 4.75% Sr. Unsec. Nts.,			Kraft Heinz Foods Co. , 4.375% Sr.
2/15/23	290,000	308,904	Unsec. Nts. , 6/1/46	207,000	196,867
Lennar Corp. , 4.75% Sr. Unsec. Nts.,			Lamb Weston Holdings, Inc. , 4.875% Sr.
5/30/25	314,000	336,765	Unsec. Nts. , 11/1/26[1]	308,000	324,170
Toll Brothers Finance Corp.:			Mondelez International Holdings
4.375% Sr. Unsec. Nts. , 4/15/23	257,000	270,492	Netherlands BV, 2.00% Sr. Unsec. Nts.,
4.875% Sr. Unsec. Nts. , 3/15/27	75,000	80,719	10/28/21[1]	319,000	318,458
		996,880	Smithfield Foods, Inc.:
Internet & Catalog Retail—0.4%			2.70% Sr. Unsec. Nts. , 1/31/20[1]	137,000	136,930
QVC, Inc. , 4.45% Sr. Sec. Nts. , 2/15/25	520,000	539,959	3.35% Sr. Unsec. Nts. , 2/1/22[1]	174,000	174,618
			5.20% Sr. Unsec. Nts. , 4/1/29[1]	255,000	281,338
Media—1.7%			Tyson Foods, Inc.:
CBS Corp. , 4.20% Sr. Unsec. Nts. , 6/1/29	160,000	173,804	3.90% Sr. Unsec. Nts. , 9/28/23	255,000	270,383
Charter Communications Operating LLC/			5.10% Sr. Unsec. Nts. , 9/28/48	89,000	108,220
Charter Communications Operating
Capital, 5.125% Sr. Sec. Nts. , 7/1/49	87,000	93,044			2,923,834
Comcast Corp. , 4.00% Sr. Unsec. Nts.,
3/1/48	105,000	116,530

6 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

	Principal Amount	Value		Principal Amount	Value
Tobacco—1.0%			Oil, Gas & Consumable Fuels (Continued)
Altria Group, Inc. , 3.49% Sr. Unsec. Nts.,			Valero Energy Corp. , 4.00% Sr. Unsec.
2/14/22	$209,000	$ 214,454	Nts. , 4/1/29	$153,000	$162,788
BAT Capital Corp. , 3.557% Sr. Unsec.			Williams Cos. , Inc. (The), 3.70% Sr.
Nts. , 8/15/27	169,000	170,088	Unsec. Nts. , 1/15/23	318,000	329,075
BAT International Finance plc, 3.25% Sr.					5,719,066
Unsec. Nts. , 6/7/22[1]	314,000	320,882	Financials—13.8%
Imperial Brands Finance plc, 3.75% Sr.			Capital Markets—1.7%
Unsec. Nts. , 7/21/22[1]	308,000	317,191	Brookfield Asset Management, Inc. ,
Imperial Tobacco Finance plc, 2.95% Sr.			4.00% Sr. Unsec. Nts. , 1/15/25	252,000	268,289
Unsec. Nts. , 7/21/20[1]	233,000	233,881	Carlyle Finance Subsidiary LLC, 3.50%
		1,256,496	Sr. Unsec. Nts. , 9/19/29[1]	159,000	157,797
Energy—4.7%			Credit Suisse Group Funding Guernsey
Energy Equipment & Services—0.2%			Ltd. , 4.55% Sr. Unsec. Nts. , 4/17/26	147,000	161,992
Schlumberger Holdings Corp. , 4.00% Sr.			E*TRADE Financial Corp. , 5.875%
Unsec. Nts. , 12/21/25[1]	184,000	196,350	[US0003M+443.5] Jr. Sub. Perpetual
Oil, Gas & Consumable Fuels—4.5%			Bonds[2,9]	36,000	38,520
Apache Corp. , 4.375% Sr. Unsec. Nts.,			Goldman Sachs Group, Inc. (The):
10/15/28	237,000	243,281	3.50% Sr. Unsec. Nts. , 11/16/26	172,000	179,053
Boardwalk Pipelines LP, 4.95% Sr.			3.75% Sr. Unsec. Nts. , 2/25/26	170,000	180,001
Unsec. Nts. , 12/15/24	156,000	166,952	Morgan Stanley:
Cenovus Energy, Inc. , 4.25% Sr. Unsec.			4.431% [US0003M+162.8] Sr. Unsec.
Nts. , 4/15/27	187,000	195,145	Nts. , 1/23/30[2]	238,000	267,635
Cimarex Energy Co. , 4.375% Sr. Unsec.			5.00% Sub. Nts. , 11/24/25	264,000	296,030
Nts. , 3/15/29	160,000	168,564	Northern Trust Corp. , 3.375%
Columbia Pipeline Group, Inc. , 3.30% Sr.			[US0003M+113.1] Sub. Nts. , 5/8/32[2]	119,000	122,224
Unsec. Nts. , 6/1/20	302,000	303,733	Raymond James Financial, Inc. , 3.625%
Continental Resources, Inc. , 4.375% Sr.			Sr. Unsec. Nts. , 9/15/26	157,000	164,409
Unsec. Nts. , 1/15/28	174,000	180,092	UBS Group Funding Switzerland AG:
Devon Energy Corp. , 4.75% Sr. Unsec.			4.125% Sr. Unsec. Nts. , 4/15/26[1]	153,000	166,577
Nts. , 5/15/42	64,000	70,461	4.253% Sr. Unsec. Nts. , 3/23/28[1]	135,000	147,397
Energy Transfer Operating LP:					2,149,924
4.25% Sr. Unsec. Nts. , 3/15/23	245,000	256,177	Commercial Banks—7.4%
5.30% Sr. Unsec. Nts. , 4/15/47	94,000	101,284	Bank of America Corp.:
Enterprise Products Operating LLC,			3.824% [US0003M+157.5] Sr. Unsec.
4.20% Sr. Unsec. Nts. , 1/31/50	116,000	124,579	Nts. , 1/20/28[2]	185,000	198,966
EQT Corp. :			4.271% [US0003M+131] Sr. Unsec.
2.50% Sr. Unsec. Nts. , 10/1/20	150,000	149,786	Nts. , 7/23/29[2]	253,000	282,186
3.00% Sr. Unsec. Nts. , 10/1/22	177,000	170,270	7.75% Sub. Nts. , 5/14/38	232,000	353,344
Kinder Morgan Energy Partners LP,			Bank of Ireland Group plc, 4.50% Sr.
5.80% Sr. Unsec. Nts. , 3/1/21	124,000	129,940	Unsec. Nts. , 11/25/23[1]	250,000	262,639
Kinder Morgan, Inc. , 5.20% Sr. Unsec.			Bank of Montreal, Series E, 3.30% Sr.
Nts. , 3/1/48	132,000	152,329	Unsec. Nts. , 2/5/24	247,000	257,217
Marathon Petroleum Corp. , 4.50% Sr.			BBVA USA, 2.50% Sr. Unsec. Nts.,
Unsec. Nts. , 4/1/48	69,000	72,248	8/27/24	255,000	252,964
Midwest Connector Capital Co. LLC,			BNP Paribas SA, 4.375%
3.625% Sr. Unsec. Nts. , 4/1/22[1]	316,000	324,275	[USSW5+148.3] Sub. Nts. , 3/1/33[1,2]	176,000	185,826
MPLX LP:			Branch Banking & Trust Co. , 2.636%
3.202% [US0003M+110] Sr. Unsec.			[H15T5Y+115] Sub. Nts. , 9/17/29[2]	390,000	387,749
Nts. , 9/9/22[2]	149,000	149,491	Citigroup, Inc.:
4.25% Sr. Unsec. Nts. , 12/1/27[1]	195,000	207,159	4.075% [US0003M+119.2] Sr. Unsec.
Newfield Exploration Co. , 5.625% Sr.			Nts. , 4/23/29[2]	256,000	279,747
Unsec. Nts. , 7/1/24	283,000	312,679	5.00% [SOFRRATE+381.3] Jr. Sub.
Occidental Petroleum Corp.:			Perpetual Bonds[2,9]	249,000	252,193
2.90% Sr. Unsec. Nts. , 8/15/24	344,000	346,997	Citizens Bank NA (Providence RI),
3.50% Sr. Unsec. Nts. , 8/15/29	157,000	159,538	2.65% Sr. Unsec. Nts. , 5/26/22	65,000	65,807
4.50% Sr. Unsec. Nts. , 7/15/44	64,000	65,217	Credit Agricole SA, 4.375% Sub. Nts.,
ONEOK, Inc. , 4.35% Sr. Unsec. Nts.,			3/17/25[1]	310,000	329,777
3/15/29	161,000	172,413	Credit Suisse AG (New York), 3.625% Sr.
Plains All American Pipeline LP/PAA			Unsec. Nts. , 9/9/24	189,000	200,115
Finance Corp. , 3.55% Sr. Unsec. Nts.,			Danske Bank AS, 3.244%
12/15/29	154,000	151,717	[US0003M+159.1] Sr. Unsec. Nts.,
Rockies Express Pipeline LLC, 4.95% Sr.			12/20/25[1,2]	200,000	201,775
Unsec. Nts. , 7/15/29[1]	164,000	163,435	Discover Bank, 4.65% Sr. Unsec. Nts.,
Sabine Pass Liquefaction LLC:			9/13/28	116,000	129,332
4.20% Sr. Sec. Nts. , 3/15/28	166,000	176,129	Fifth Third Bank (Cincinnati OH), 3.85%
5.75% Sr. Sec. Nts. , 5/15/24	280,000	312,304	Sub. Nts. , 3/15/26	168,000	179,293
Sunoco Logistics Partners Operations LP,
4.00% Sr. Unsec. Nts. , 10/1/27	194,000	201,008

7 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value	Principal Amount		Value
Commercial Banks (Continued)			Diversified Financial Services—0.9%
HSBC Holdings plc:			AerCap Ireland Capital DAC/AerCap
3.95% [US0003M+98.72] Sr. Unsec.			Global Aviation Trust, 3.50% Sr. Unsec.
Nts. , 5/18/24[2]	$103,000	$107,804	Nts. , 5/26/22	$295,000	$302,634
4.041% [US0003M+154.6] Sr. Unsec.			AXA Equitable Holdings, Inc. , 4.35% Sr.
Nts. , 3/13/28[2]	125,000	132,782	Unsec. Nts. , 4/20/28	165,000	175,897
4.583% [US0003M+153.46] Sr. Unsec.			Blackstone Holdings Finance Co. LLC,
Nts. , 6/19/29[2]	171,000	189,845	3.15% Sr. Unsec. Nts. , 10/2/27[1]	121,000	124,986
Huntington Bancshares, Inc. , 4.00% Sr.			BPCE SA, 4.50% Sub. Nts. , 3/15/25[1]	185,000	196,704
Unsec. Nts. , 5/15/25	317,000	340,142	EDP Finance BV, 3.625% Sr. Unsec. Nts.,
JPMorgan Chase & Co. :			7/15/24[1]	219,000	226,716
3.54% [US0003M+138] Sr. Unsec. Nts.,			Peachtree Corners Funding Trust,
5/1/28[2]	259,000	273,053	3.976% Sr. Unsec. Nts. , 2/15/25[1]	121,000	127,556
3.782% [US0003M+133.7] Sr. Unsec.					1,154,493
Nts. , 2/1/28[2]	337,000	361,273	Insurance—1.2%
3.797% [US0003M+89] Sr. Unsec. Nts.,			Brighthouse Financial, Inc. , 3.70% Sr.
7/23/24[2]	315,000	332,631	Unsec. Nts. , 6/22/27	67,000	66,295
KeyCorp, 4.15% Sr. Unsec. Nts.,			CNA Financial Corp. , 3.45% Sr. Unsec.
10/29/25	101,000	110,624	Nts. , 8/15/27	239,000	247,996
Lloyds Bank plc, 2.25% Sr. Unsec. Nts.,			Lincoln National Corp. , 3.80% Sr. Unsec.
8/14/22	256,000	255,842	Nts. , 3/1/28	193,000	204,277
Lloyds Banking Group plc, 6.657%			Manulife Financial Corp. , 4.061%
[US0003M+127] Jr. Sub. Perpetual			[USISDA05+164.7] Sub. Nts. , 2/24/32[2]	193,000	201,103
Bonds[1,2,9]	304,000	325,280	Marsh & McLennan Cos. , Inc. , 4.35% Sr.
Mitsubishi UFJ Financial Group, Inc. ,			Unsec. Nts. , 1/30/47	106,000	122,352
3.741% Sr. Unsec. Nts. , 3/7/29	196,000	212,952	Principal Financial Group, Inc. , 3.70% Sr.
National Australia Bank, 3.933%			Unsec. Nts. , 5/15/29	190,000	204,963
[H15T5Y+188] Sub. Nts. , 8/2/34[1,2]	153,000	157,255	Prudential Financial, Inc.:
Nordea Bank Abp, 4.625%			3.70% Sr. Unsec. Nts. , 3/13/51	149,000	154,427
[USSW5+169] Sub. Nts. , 9/13/33[1,2]	112,000	122,979	5.20% [US0003M+304] Jr. Sub. Nts.,
PNC Financial Services Group, Inc. (The),			3/15/44[2]	243,000	254,122
3.15% Sr. Unsec. Nts. , 5/19/27	235,000	247,880	Willis North America, Inc. , 3.875% Sr.
Regions Financial Corp. , 2.75% Sr.			Unsec. Nts. , 9/15/49	74,000	72,515
Unsec. Nts. , 8/14/22	177,000	179,779			1,528,050
Royal Bank of Canada, 3.70% Sr. Unsec.
Nts. , 10/5/23	272,000	287,946	Real Estate Investment Trusts (REITs)—1.7%
Santander Holdings USA, Inc. , 3.50% Sr.			American Tower Corp.:
Unsec. Nts. , 6/7/24	256,000	262,827	3.00% Sr. Unsec. Nts. , 6/15/23	262,000	268,192
Societe Generale SA, 3.875% Sr. Unsec.			4.00% Sr. Unsec. Nts. , 6/1/25	168,000	179,825
Nts. , 3/28/24[1]	248,000	260,375	Brixmor Operating Partnership LP,
Standard Chartered plc, 2.744%			4.125% Sr. Unsec. Nts. , 5/15/29	162,000	173,205
[US0003M+120] Sr. Unsec. Nts.,			Crown Castle International Corp. , 3.65%
9/10/22[1,2]	250,000	250,361	Sr. Unsec. Nts. , 9/1/27	170,000	180,255
SunTrust Bank (Atlanta GA):			Essex Portfolio LP, 3.00% Sr. Unsec. Nts.,
3.30% Sub. Nts. , 5/15/26	112,000	116,330	1/15/30	148,000	149,646
4.05% Sr. Unsec. Nts. , 11/3/25	135,000	147,653	Healthcare Trust of America Holdings LP,
Synovus Financial Corp. , 3.125% Sr.			3.50% Sr. Unsec. Nts. , 8/1/26	219,000	225,943
Unsec. Nts. , 11/1/22	180,000	181,364	Host Hotels & Resorts LP, 3.375% Sr.
US Bancorp, 3.10% Sub. Nts. , 4/27/26	204,000	212,076	Unsec. Nts. , 12/15/29	49,000	48,953
Wells Fargo & Co.:			Kite Realty Group LP, 4.00% Sr. Unsec.
3.584% [US0003M+131] Sr. Unsec.			Nts. , 10/1/26	215,000	213,599
Nts. , 5/22/28[2]	257,000	272,476	Regency Centers LP, 2.95% Sr. Unsec.
4.75% Sub. Nts. , 12/7/46	160,000	189,694	Nts. , 9/15/29	226,000	225,821
		9,350,153	Spirit Realty LP, 3.20% Sr. Unsec. Nts.,
			1/15/27	209,000	207,601
Consumer Finance—0.8%			VEREIT Operating Partnership LP,
American Express Co.:			4.625% Sr. Unsec. Nts. , 11/1/25	305,000	333,236
3.125% Sr. Unsec. Nts. , 5/20/26	190,000	197,655			2,206,276
4.90% [US0003M+328.5] Jr. Sub.
Perpetual Bonds[2,9]	246,000	246,546	Thrifts & Mortgage Finance—0.1%
Capital One Financial Corp. :			Nationwide Building Society, 3.96%
3.75% Sr. Unsec. Nts. , 3/9/27	103,000	108,420	[US0003M+185.5] Sr. Unsec. Nts.,
3.80% Sr. Unsec. Nts. , 1/31/28	91,000	96,373	7/18/30[1,2]	150,000	156,855
Discover Financial Services, 3.75% Sr.			Health Care—4.4%
Unsec. Nts. , 3/4/25	112,000	117,251	Biotechnology—0.9%
Synchrony Financial, 4.25% Sr. Unsec.			AbbVie, Inc. , 4.875% Sr. Unsec. Nts.,
Nts. , 8/15/24	252,000	266,046	11/14/48	131,000	144,846
		1,032,291	Amgen, Inc. , 4.563% Sr. Unsec. Nts.,
			6/15/48	89,000	102,059

8 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

Principal Amount		Value	Principal Amount		Value
Biotechnology (Continued)			Building Products—0.4%
Biogen, Inc. , 5.20% Sr. Unsec. Nts.,			Fortune Brands Home & Security, Inc.:
9/15/45	$98,000	$116,421	3.25% Sr. Unsec. Nts. , 9/15/29	$154,000	$153,653
Gilead Sciences, Inc. , 4.75% Sr. Unsec.			4.00% Sr. Unsec. Nts. , 9/21/23	297,000	314,131
Nts. , 3/1/46	133,000	159,959			467,784
Shire Acquisitions Investments Ireland			Electrical Equipment—0.1%
DAC, 2.40% Sr. Unsec. Nts. , 9/23/21	622,000	625,067
		1,148,352	Sensata Technologies BV, 5.00% Sr.
			Unsec. Nts. , 10/1/25[1]	170,000	182,537
Health Care Equipment & Supplies—0.7%			Industrial Conglomerates—0.4%
Becton Dickinson & Co. , 3.70% Sr.
Unsec. Nts. , 6/6/27	165,000	174,965	GE Capital International Funding Co.
			Unlimited Co. , 3.373% Sr. Unsec. Nts.,
Boston Scientific Corp. , 4.00% Sr. Unsec.			11/15/25	163,000	166,450
Nts. , 3/1/28	306,000	335,784	General Electric Co. , 2.70% Sr. Unsec.
Hologic, Inc. , 4.375% Sr. Unsec. Nts.,			Nts. , 10/9/22	320,000	320,944
10/15/25[1]	318,000	327,540			487,394
		838,289
			Machinery—0.2%
Health Care Providers & Services—1.2%			Ingersoll-Rand Luxembourg Finance SA,
Anthem, Inc. , 3.125% Sr. Unsec. Nts.,			3.80% Sr. Unsec. Nts. , 3/21/29	152,000	161,989
5/15/22	315,000	322,346	nVent Finance Sarl, 4.55% Sr. Unsec.
Cigna Corp. , 4.125% Sr. Unsec. Nts.,			Nts. , 4/15/28	162,000	169,369
11/15/25	246,000	265,240			331,358
CVS Health Corp. :
2.125% Sr. Unsec. Nts. , 6/1/21	334,000	333,773	Professional Services—0.2%
5.05% Sr. Unsec. Nts. , 3/25/48	201,000	228,944	IHS Markit Ltd. , 4.125% Sr. Unsec. Nts.,
Fresenius Medical Care US Finance II,			8/1/23	198,000	208,603
Inc. , 5.875% Sr. Unsec. Nts. , 1/31/22[1]	295,000	314,891	Road & Rail—0.5%
		1,465,194	Penske Truck Leasing Co. LP/PTL Finance
Life Sciences Tools & Services—0.4%			Corp. , 3.40% Sr. Unsec. Nts. , 11/15/26[1]	276,000	282,385
IQVIA, Inc. , 5.00% Sr. Unsec. Nts.,			Ryder System, Inc. , 2.50% Sr. Unsec.
10/15/26[1]	312,000	327,990	Nts. , 9/1/24	310,000	311,503
Life Technologies Corp. , 6.00% Sr.					593,888
Unsec. Nts. , 3/1/20	237,000	240,650	Trading Companies & Distributors—0.3%
		568,640	Air Lease Corp. :
Pharmaceuticals—1.2%			3.25% Sr. Unsec. Nts. , 3/1/25	99,000	100,767
Allergan Funding SCS, 3.85% Sr. Unsec.			3.625% Sr. Unsec. Nts. , 4/1/27	106,000	109,623
Nts. , 6/15/24	302,000	318,890	GATX Corp. , 3.50% Sr. Unsec. Nts.,
Bayer US Finance II LLC, 3.875% Sr.			3/15/28	201,000	207,104
Unsec. Nts. , 12/15/23[1]	313,000	327,203			417,494
Bristol-Myers Squibb Co. , 3.40% Sr.			Information Technology—3.9%
Unsec. Nts. , 7/26/29[1]	225,000	240,780	Communications Equipment—0.5%
Elanco Animal Health, Inc. , 4.90% Sr.			British Telecommunications plc, 4.50%
Unsec. Nts. , 8/28/28	137,000	149,596	Sr. Unsec. Nts. , 12/4/23	201,000	216,323
Mylan, Inc. , 3.125% Sr. Unsec. Nts.,			Deutsche Telekom International Finance
1/15/23[1]	309,000	312,429	BV, 4.375% Sr. Unsec. Nts. , 6/21/28[1]	149,000	166,813
Takeda Pharmaceutical Co. Ltd. , 5.00%			Motorola Solutions, Inc. , 4.60% Sr.
Sr. Unsec. Nts. , 11/26/28[1]	159,000	186,338	Unsec. Nts. , 2/23/28	241,000	260,480
		1,535,236			643,616
Industrials—3.1%			Electronic Equipment, Instruments, & Components—0.7%
Aerospace & Defense—0.8%			Arrow Electronics, Inc. , 3.875% Sr.
BAE Systems Holdings, Inc. , 3.85% Sr.			Unsec. Nts. , 1/12/28	232,000	238,078
Unsec. Nts. , 12/15/25[1]	246,000	258,888	FLIR Systems, Inc. , 3.125% Sr. Unsec.
L3Harris Technologies, Inc. , 3.85% Sr.			Nts. , 6/15/21	308,000	311,413
Unsec. Nts. , 6/15/23[1]	317,000	334,220	Tech Data Corp. , 4.95% Sr. Unsec. Nts.,
Northrop Grumman Corp. , 4.75% Sr.			2/15/27	264,000	283,630
Unsec. Nts. , 6/1/43	175,000	214,640			833,121
United Technologies Corp. , 3.95% Sr.
Unsec. Nts. , 8/16/25	193,000	211,440	IT Services—1.0%
		1,019,188	DXC Technology Co. , 4.75% Sr. Unsec.
			Nts. , 4/15/27	241,000	252,317
Air Freight & Couriers—0.1%			Fidelity National Information Services,
Penske Truck Leasing Co. LP/PTL Finance			Inc. , 4.25% Sr. Unsec. Nts. , 5/15/28	162,000	180,911
Corp. , 3.65% Sr. Unsec. Nts. , 7/29/21[1]	110,000	112,578	Fiserv, Inc. , 3.50% Sr. Unsec. Nts.,
Airlines—0.1%			7/1/29	229,000	241,470
United Airlines 2019-2 Class AA Pass			Global Payments, Inc. , 3.20% Sr. Unsec.
Through Trust, 2.70% 1st Lien Nts.,			Nts. , 8/15/29	153,000	155,290
5/1/32	149,000	149,438	PayPal Holdings, Inc. , 2.65% Sr. Unsec.
			Nts. , 10/1/26	165,000	165,972

9 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value	Principal Amount		Value
IT Services (Continued)			Telecommunication Services—1.6%
VeriSign, Inc.:			Diversified Telecommunication Services—1.1%
4.75% Sr. Unsec. Nts. , 7/15/27	$190,000	$ 199,738	AT&T, Inc.:
5.25% Sr. Unsec. Nts. , 4/1/25	99,000	108,459	4.30% Sr. Unsec. Nts. , 2/15/30	$238,000	$262,160
		1,304,157	4.35% Sr. Unsec. Nts. , 6/15/45	126,000	133,156
Semiconductors & Semiconductor Equipment—1.1%			4.50% Sr. Unsec. Nts. , 3/9/48	135,000	145,357
Broadcom, Inc. , 3.125% Sr. Unsec. Nts.,			British Telecommunications plc, 9.625%
4/15/21[1]	316,000	319,115	Sr. Unsec. Nts. , 12/15/30	270,000	412,009
Microchip Technology, Inc. , 3.922% Sr.			Telefonica Emisiones SA, 4.103% Sr.
Sec. Nts. , 6/1/21	316,000	322,872	Unsec. Nts. , 3/8/27	90,000	98,339
Micron Technology, Inc. , 4.185% Sr.			Verizon Communications, Inc.:
Unsec. Nts. , 2/15/27	199,000	205,012	4.125% Sr. Unsec. Nts. , 8/15/46	133,000	148,514
NXP BV/NXP Funding LLC, 4.125% Sr.			4.522% Sr. Unsec. Nts. , 9/15/48	184,000	217,619
Unsec. Nts. , 6/1/21[1]	292,000	299,711			1,417,154
NXP BV/NXP Funding LLC/NXP USA,			Wireless Telecommunication Services—0.5%
Inc. , 3.875% Sr. Unsec. Nts. , 6/18/26[1]	203,000	213,777	T-Mobile USA, Inc. , 6.50% Sr. Unsec.
		1,360,487	Nts. , 1/15/26	284,000	306,064
Software—0.2%			Vodafone Group plc, 3.75% Sr. Unsec.
Autodesk, Inc. , 4.375% Sr. Unsec. Nts.,			Nts. , 1/16/24	313,000	330,228
6/15/25	98,000	106,151			636,292
VMware, Inc. , 3.90% Sr. Unsec. Nts.,			Utilities—2.4%
8/21/27	161,000	165,759	Electric Utilities—1.7%
		271,910	AEP Texas, Inc. , 3.95% Sr. Unsec. Nts.,
Technology Hardware, Storage & Peripherals—0.4%			6/1/28[1]	162,000	179,024
Apple, Inc. , 4.375% Sr. Unsec. Nts.,			Berkshire Hathaway Energy Co. , 3.80%
5/13/45	188,000	229,003	Sr. Unsec. Nts. , 7/15/48	75,000	81,442
Dell International LLC/EMC Corp. ,			Duke Energy Corp. , 3.75% Sr. Unsec.
5.30% Sr. Sec. Nts. , 10/1/29[1]	317,000	345,215	Nts. , 9/1/46	65,000	67,148
		574,218	Emera US Finance LP, 2.70% Sr. Unsec.
			Nts. , 6/15/21	168,000	169,030
Materials—1.9%			Enel Finance International NV, 2.875%
Chemicals—0.8%			Sr. Unsec. Nts. , 5/25/22[1]	309,000	313,207
Dow Chemical Co. (The), 3.625% Sr.			Exelon Corp. :
Unsec. Nts. , 5/15/26[1]	207,000	216,225	2.45% Sr. Unsec. Nts. , 4/15/21	152,000	152,672
Eastman Chemical Co. , 3.50% Sr. Unsec.			4.45% Sr. Unsec. Nts. , 4/15/46	89,000	101,050
Nts. , 12/1/21	126,000	128,851	FirstEnergy Corp. , 3.90% Sr. Unsec. Nts.,
Nutrien Ltd.:			7/15/27	175,000	186,644
4.875% Sr. Unsec. Nts. , 3/30/20	41,000	41,505	Fortis, Inc. , 3.055% Sr. Unsec. Nts.,
5.00% Sr. Unsec. Nts. , 4/1/49	84,000	98,090	10/4/26	126,000	128,167
RPM International, Inc. , 3.45% Sr.			Mid-Atlantic Interstate Transmission LLC,
Unsec. Nts. , 11/15/22	335,000	344,109	4.10% Sr. Unsec. Nts. , 5/15/28[1]	162,000	178,778
Yara International ASA, 4.75% Sr. Unsec.			NextEra Energy Capital Holdings, Inc. ,
Nts. , 6/1/28[1]	165,000	179,952	2.403% Sr. Unsec. Nts. , 9/1/21	246,000	247,624
		1,008,732	PPL WEM Ltd. /Western Power
Construction Materials—0.1%			Distribution Ltd. , 5.375% Sr. Unsec. Nts.,
Martin Marietta Materials, Inc. , 3.50%			5/1/21[1]	308,000	317,892
Sr. Unsec. Nts. , 12/15/27	161,000	165,390			2,122,678
Containers & Packaging—0.7%			Independent Power and Renewable Electricity Producers—0.1%
International Paper Co. , 4.35% Sr.			NRG Energy, Inc. , 4.45% Sr. Sec. Nts.,
Unsec. Nts. , 8/15/48	83,000	86,294	6/15/29[1]	158,000	164,907
Packaging Corp. of America, 3.65% Sr.			Multi-Utilities—0.6%
Unsec. Nts. , 9/15/24	273,000	285,829	Ameren Corp. , 2.50% Sr. Unsec. Nts.,
Silgan Holdings, Inc. , 4.75% Sr. Unsec.			9/15/24	209,000	210,301
Nts. , 3/15/25	270,000	277,425	CenterPoint Energy, Inc. , 4.25% Sr.
WRKCo, Inc. , 3.90% Sr. Unsec. Nts.,			Unsec. Nts. , 11/1/28	147,000	161,704
6/1/28	191,000	201,607	Dominion Energy, Inc. , 2.715% Jr. Sub.
		851,155	Nts. , 8/15/21[7]	203,000	204,418
Metals & Mining—0.3%			PSEG Power LLC, 3.00% Sr. Unsec. Nts.,
Anglo American Capital plc, 3.625% Sr.			6/15/21	16,000	16,167
Unsec. Nts. , 9/11/24[1]	83,000	85,623	Sempra Energy, 3.40% Sr. Unsec. Nts.,
ArcelorMittal, 4.25% Sr. Unsec. Nts.,			2/1/28	173,000	178,899
7/16/29	159,000	161,787			771,489
Newmont Goldcorp Corp. , 2.80% Sr.			Total Corporate Bonds and Notes (Cost $56,463,934)		59,366,918
Unsec. Nts. , 10/1/29	154,000	152,322
		399,732

10 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

	Shares	Value
Investment Company—23.0%
Invesco Government & Agency Portfolio,
Institutional Class, 1.83%[10] (Cost
$29,284,715)	29,275,933	$29,284,715
Total Investments, at Value (Cost
$150,814,827)	120.3%	152,923,335
Net Other Assets (Liabilities)	(20.3)	(25,763,939)
Net Assets	100.0%	$127,159,396

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at September 30, 2019 was $29,456,672, which represented 23.17% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline.
Most other fixed income securities increase in price when interest rates decline.The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.These securities amount to $2,447,184 or 1.92% of the Fund’s net assets at period end.
4. Interest rate is less than 0.0005%.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.These securities amount to $44,535 or 0.04% of the Fund's net assets at period end.
6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
7. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
8. The value of this security was determined using significant unobservable inputs.
9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
10. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Futures Contracts as of September 30, 2019
					Notional		Unrealized
			Number of		Amount		Appreciation/
Description	Buy/Sell	Expiration Date	Contracts		(000's)	Value	(Depreciation)
United States Treasury Long Bonds	Buy	12/19/19	16	USD	2,596	$ 2,597,000	$ 1,431
United States Treasury Nts. , 10 yr.	Buy	12/19/19	34	USD	4,431	4,430,625	(847)
United States Treasury Nts. , 2 yr.	Buy	12/31/19	5	USD	1,078	1,077,500	(9)
United States Treasury Nts. , 5 yr.	Sell	12/31/19	62	USD	7,408	7,387,203	20,688
United States Ultra Bonds	Buy	12/19/19	64	USD	12,399	12,282,000	(117,083)
							$ (95,820)

Definitions
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
SOFRRATE	United States Secured Overnight Financial Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

11 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$18,763,977	$—	$18,763,977
Mortgage-Backed Obligations	—	45,490,793	16,932	45,507,725
Corporate Bonds and Notes	—	59,366,918	—	59,366,918
Investment Company	29,284,715	—	—	29,284,715
Total Investments, at Value	29,284,715	123,621,688	16,932	152,923,335
Other Financial Instruments:
Futures contracts	22,119	—	—	22,119
Total Assets	$29,306,834	$123,621,688	$16,932	$152,945,454
Liabilities Table
Other Financial Instruments:
Futures contracts	$(117,939)	$—	$—	$(117,939)
Total Liabilities	$(117,939)	$—	$—	$(117,939)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

12 INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND